September 19, 2001



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Transamerica Occidental Life Insurance Company and
         Transamerica Occidental Life Separate Account VL (File No. 33-2022)

Dear Commissioner:

On behalf of Transamerica Occidental Life Insurance Company and Transamerica Occidental Life Separate Account VL ("separate account"), incorporated by reference is the semi-annual report for the underlying fund, the EQ Advisers Trust, for filing with the Securities and Exchange Commission, pursuant to Rule 30b2-1 under the Investment Company Act of 1940 ("Act").

         Filer/Entity:              EQ Advisers Trust
         File #:                    811-07953
         CIK #:                     0001027263
         Accession #:               0000936772-01-500162
         Date of Filing:            8-22-2001

This semi-annual report is for the period ending June 30, 2001, and has been transmitted to contract holders in accordance with Rule 30d-2 under the Act.

If you have any questions regarding this filing, please contact the undersigned at (213) 742-3126.

Very truly yours,



Susan Vivino
Second Vice President and
Assistant Secretary

cc:      F. Bellamy, Esq.
         R. Fink, Esq.